Debt	12 Months Ended
Dec. 31, 2016
Debt

Note 6

Debt

Changes to debt during 2016 are as follows:

	(dollars in millions)
	Debt Maturing within One Year	Long-term Debt	Total
Balance at January 1, 2016	$6,489	$103,240	$109,729
Proceeds from long-term borrowings	120	12,844	12,964
Proceeds from asset-backed long-term borrowings	–	4,986	4,986
Repayments of long-term borrowings and capital leases obligations	(8,125)	(11,034)	(19,159)
Decrease in short-term obligations, excluding current maturities	(149)	–	(149)
Reclassifications of long-term debt	4,088	(4,088)	–
Other	222	(515)	(293)

Balance at December 31, 2016	$2,645	$105,433	$108,078

Debt maturing within one year is as follows:

	(dollars in millions)
At December 31,	2016	2015
Long-term debt maturing within one year	$2,477	$6,325
Short-term notes payable	168	158
Commercial paper and other	–	6

Total debt maturing within one year	$2,645	$6,489

Credit facilities

On September 23, 2016, we amended our $8.0 billion credit facility to increase the availability to $9.0 billion and extend the maturity to September 23, 2020. As of December 31, 2016, the unused borrowing capacity under our $9.0 billion credit facility was approximately $8.9 billion. The credit facility does not require us to comply with financial covenants or maintain specified credit ratings, and it permits us to borrow even if our business has incurred a material adverse change. We use the credit facility for the issuance of letters of credit and for general corporate purposes.

In March 2016, we entered into an equipment credit facility insured by Eksportkreditnamnden Stockholm, Sweden (EKN), the Swedish export credit agency, with the ability to borrow up to $1 billion to finance locally-sourced network equipment-related purchases. The facility has borrowings available through June 2017, contingent upon the amount of equipment-related purchases made by Verizon. As of December 31, 2016 we had drawn $0.5 billion on the facility and the unused borrowing capacity was $0.5 billion.

Long-Term Debt

Outstanding long-term debt obligations are as follows:

			(dollars in millions)
At December 31,	Interest Rates %	Maturities	2016	2015
Verizon Communications—notes payable and other	0.50 – 3.85	2017 – 2042	$28,491	$26,281
	4.11 – 5.50	2018 – 2055	53,909	51,156
	5.85 – 6.90	2018 – 2054	11,295	16,420
	7.35 – 8.95	2018 – 2039	1,860	2,300
	Floating	2017 – 2025	9,750	14,100

Verizon Wireless—Alltel assumed notes	6.80 – 7.88	2029 – 2032	525	686

Telephone subsidiaries—debentures	5.13 – 6.50	2028 – 2033	319	575
	7.38 – 7.88	2022 – 2032	561	1,099
	8.00 – 8.75	2022 – 2031	328	780

Other subsidiaries—notes payable, debentures and other	6.84 – 8.75	2018 – 2028	1,102	1,500

Verizon Wireless and other subsidiaries—asset-backed debt	1.42 – 2.36	2021	2,485	–
	Floating	2021	2,520	–

Capital lease obligations (average rate of 3.5% and 3.4% in 2016 and 2015, respectively)			950	957
Unamortized discount, net of premium			(5,716)	(5,824)
Unamortized debt issuance costs			(469)	(465)

Total long-term debt, including current maturities			107,910	109,565
Less long-term debt maturing within one year			2,477	6,325

Total long-term debt			$105,433	$103,240

2016

April Tender Offers

On March 4, 2016, we announced the commencement of three concurrent, but separate, tender offers (the April Tender Offers) to purchase for cash (1) any and all of the series of notes listed below in the Group 1 Any and All Offer, (2) any and all of the series of notes listed below in the Group 2 Any and All Offer and (3) up to $5.5 billion aggregate purchase price, excluding accrued and unpaid interest and any fees or commissions, of the series of notes listed below in the Group 3 Offer.

The April Tender Offers for each series of notes were conditioned upon the closing of the sale of our local exchange business and related landline activities in California, Florida and Texas to Frontier and the receipt of at least $9.5 billion of the purchase price cash at closing (the Sale Condition). The Sale Condition was satisfied and the April Tender Offers were settled on April 4, 2016, resulting in the notes listed below being repurchased and cancelled for $10.2 billion, inclusive of accrued interest of $0.1 billion.

The table below lists the series of notes included in the Group 1 Any and All Offer:

(dollars in millions, except for Purchase Price)	Interest Rate	Maturity	Principal Amount Outstanding	Purchase Price(1)	Principal Amount Purchased
Verizon Communications Inc.	2.50%	2016	$2,182	$1,007.60	$1,272
	2.00%	2016	1,250	1,007.20	731
	6.35%	2019	1,750	1,133.32	970

					$2,973

(1) Per $1,000 principal amount of notes tendered and not withdrawn prior to early expiration

The table below lists the series of notes included in the Group 2 Any and All Offer:

(dollars in millions, except for Purchase Price)	Interest Rate	Maturity	Principal Amount Outstanding	Purchase Price(1)	Principal Amount Purchased
Verizon Delaware LLC	8.375%	2019	$15	$1,182.11	$15
	8.625%	2031	15	1,365.39	5
Verizon Maryland LLC	8.00%	2029	50	1,301.32	22
	8.30%	2031	100	1,347.26	76
	5.125%	2033	350	1,012.50	171
Verizon New England Inc.	7.875%	2029	349	1,261.63	176
Verizon New Jersey Inc.	8.00%	2022	200	1,238.65	54
	7.85%	2029	149	1,311.32	63
Verizon New York Inc.	6.50%	2028	100	1,151.71	28
	7.375%	2032	500	1,201.92	256
Verizon Pennsylvania LLC	6.00%	2028	125	1,110.47	57
	8.35%	2030	175	1,324.10	127
	8.75%	2031	125	1,356.47	72
Verizon Virginia LLC	7.875%	2022	100	1,227.79	43
	8.375%	2029	100	1,319.78	81

					$1,246

(1) Per $1,000 principal amount of notes tendered and not withdrawn prior to early expiration

The table below lists the series of notes included in the Group 3 Offer:

(dollars in millions, except for Purchase Price)	Interest Rate	Maturity	Principal Amount Outstanding	Purchase Price(1)	Principal Amount Purchased
Verizon Communications Inc.	8.95%	2039	$353	$1,506.50	$63
	7.75%	2032	251	1,315.19	33
	7.35%	2039	480	1,293.50	68
	7.75%	2030	1,206	1,377.92	276
	6.55%	2043	6,585	1,291.74	2,340
	6.40%	2033	2,196	1,220.28	466
	6.90%	2038	477	1,243.29	92
	6.25%	2037	750	1,167.66	114
	6.40%	2038	866	1,176.52	116
	5.85%	2035	1,500	1,144.68	250
	6.00%	2041	1,000	1,164.56	–
	5.15%	2023	8,517	1,152.83	–
Alltel Corporation	7.875%	2032	452	1,322.92	115
	6.80%	2029	235	1,252.93	47
GTE Corporation	6.94%	2028	800	1,261.35	237
	8.75%	2021	300	1,307.34	93

					$4,310

(1) Per $1,000 principal amount of notes

April Early Debt Redemption

On April 8, 2016, we redeemed in whole the following series of outstanding notes which were called for redemption on April 5, 2016 (collectively, April Early Debt Redemption): $0.9 billion aggregate principal amount of Verizon Communications 2.50% Notes due 2016 at 100.8% of the principal amount of such notes, $0.5 billion aggregate principal amount of Verizon Communications 2.00% Notes due 2016 at 100.8% of the principal amount of such notes, and $0.8 billion aggregate principal amount of Verizon Communications 6.35% Notes due 2019 at 113.5% of the principal amount of such notes. These notes were repurchased and cancelled for $2.3 billion, inclusive of an immaterial amount of accrued interest.

Debt Issuances and Redemptions

During August 2016, we issued $6.2 billion aggregate principal amount of fixed and floating rate notes. The issuance of these Notes resulted in cash proceeds of approximately $6.1 billion, net of discounts and issuance costs and after reimbursement of certain expenses. The issuance consisted of the following series of notes: $0.4 billion aggregate principal amount of Verizon Communications Floating Rate Notes due 2019, $1.0 billion aggregate principal amount of Verizon Communications 1.375% Notes due 2019, $1.0 billion aggregate principal amount of Verizon Communications 1.750% Notes due 2021, $2.3 billion aggregate principal amount of Verizon Communications 2.625% Notes due 2026, and $1.5 billion aggregate principal amount of Verizon Communications 4.125% Notes due 2046. The floating rate notes bear interest at a rate equal to the three-month LIBOR plus 0.370%, which rate will be reset quarterly. The net proceeds were used for general corporate purposes, including to repay at maturity on September 15, 2016, $2.3 billion aggregate principal amount of our floating rate notes, plus accrued interest on the notes.

During September 2016, we issued $2.1 billion aggregate principal amount of 4.20% Notes due 2046. The issuance of these Notes resulted in cash proceeds of approximately $2.0 billion, net of discounts and issuance costs and after reimbursement of certain expenses. The net proceeds were used to redeem in whole $0.9 billion aggregate principal amount of Verizon Communications 4.80% Notes due 2044 at 100% of the principal amount of such notes, plus any accrued and unpaid interest to the date of redemption, for an immaterial loss. Proceeds not used for the redemption of these notes were used for general corporate purposes.

During October 2016, we issued the following series of notes: €1.0 billion aggregate principal amount of Verizon Communications 0.500% Notes due 2022, €1.0 billion aggregate principal amount of Verizon Communications 0.875% Notes due 2025, €1.25 billion aggregate principal amount of Verizon Communications 1.375% Notes due 2028, and £0.45 billion aggregate principal amount of Verizon Communications 3.125% Notes due 2035. The issuance of these notes resulted in cash proceeds of approximately $4.1 billion, net of discounts and issuance costs and after reimbursement of certain expenses. The net proceeds from the sale of the notes were used for general corporate purposes, including the financing of our acquisition of Fleetmatics and the repayment of outstanding indebtedness.

During December 2016, we redeemed in whole $2.0 billion aggregate principal amount of Verizon Communications 1.35% Notes due 2017 at 100.321% of the principal amount of such notes, plus any accrued and unpaid interest to the date of redemption, for an immaterial loss. Also in December 2016, we repurchased $2.5 billion aggregate principal amount of the eight-year Verizon Notes at 100% of the aggregate principal amount of such notes plus accrued and unpaid interest to the date of redemption.

During February 2017, we issued $1.5 billion aggregate principal amount of 4.95% Notes due 2047. The issuance of these Notes resulted in cash proceeds of approximately $1.5 billion, net of discounts and issuance costs and after reimbursement of certain expenses. The net proceeds were used for general corporate purposes.

2017 Term Loan Agreement

During January 2017, we entered into a term loan credit agreement with a syndicate of major financial institutions, pursuant to which we can borrow up to $5.5 billion for (i) the acquisition of Yahoo and (ii) general corporate purposes. Borrowings under the term loan credit agreement mature 18 months following the funding date, with a partial mandatory prepayment required within six months following the funding date. The term loan agreement contains certain negative covenants, including a negative pledge covenant, a merger or similar transaction covenant and an accounting changes covenant, affirmative covenants and events of default that are customary for companies maintaining an investment grade credit rating. In addition, the term loan credit agreement requires us to maintain a leverage ratio (as defined in the term loan credit agreement) not in excess of 3.50:1.00, until our credit ratings are equal to or higher than A3 and A- at Moody’s Investor Service and S&P Global Ratings, respectively. To date, we have not drawn on this term loan.

January 2017 Exchange Offers and Cash Offers

On January 25, 2017, we commenced eighteen separate private offers to exchange (the January 2017 Exchange Offers) specified series of outstanding Notes issued by Verizon Communications (the Old Notes) for new Notes to be issued by Verizon Communications. In connection with the January 2017 Exchange Offers, which expired on January 31, 2017 and settled on February 3, 2017, we issued $3.2 billion aggregate principal amount of Verizon Communications 2.946% Notes due 2022, $1.7 billion aggregate principal amount of Verizon Communications 4.812% Notes due 2039 and $4.1 billion aggregate principal amount of Verizon Communications 5.012% Notes due 2049 (collectively, the New Notes) plus applicable cash of $0.6 billion (not including accrued and unpaid interest on the Old Notes) in exchange for $8.3 billion aggregate principal amount of tendered Old Notes. We concurrently commenced eighteen separate offers to purchase for cash (the January 2017 Cash Offers) the Old Notes. In connection with the January 2017 Cash Offers, which expired on January 31, 2017 and settled on February 3, 2017, we repurchased $0.5 billion aggregate principal amount of Old Notes for $0.5 billion, exclusive of accrued interest.

2015

February Exchange Offers

On February 11, 2015, we announced the commencement of seven separate private offers to exchange (the February Exchange Offers) specified series of outstanding notes and debentures issued by Verizon and GTE Corporation (collectively, the Old Notes) for new Notes to be issued by Verizon (the New Notes) and, in the case of the 6.94% debentures due 2028 of GTE Corporation, cash. The February Exchange Offers have been accounted for as a modification of debt. On March 13, 2015, Verizon issued $2.9 billion aggregate principal amount of 4.272% Notes due 2036 (the 2036 New Notes), $5.0 billion aggregate principal amount of 4.522% Notes due 2048 (the 2048 New Notes) and $5.5 billion aggregate principal amount of 4.672% Notes due 2055 (the 2055 New Notes) in satisfaction of the exchange offer consideration on tendered Old Notes (not including accrued and unpaid interest on the Old Notes). The following tables list the series of Old Notes included in the February Exchange Offers and the principal amount of each such series accepted by Verizon for exchange.

The table below lists the series of Old Notes included in the February Exchange Offers for the 2036 New Notes:

(dollars in millions)	Interest Rate	Maturity	Principal Amount Outstanding	Principal Amount Accepted For Exchange
Verizon Communications Inc.	5.15%	2023	$11,000	$2,483

The table below lists the series of Old Notes included in the February Exchange Offers for the 2048 New Notes:

(dollars in millions)	Interest Rate	Maturity	Principal Amount Outstanding	Principal Amount Accepted For Exchange
Verizon Communications Inc.	6.90%	2038	$1,250	$773
	6.40%	2038	1,750	884
	6.40%	2033	4,355	2,159
	6.25%	2037	750	–
GTE Corporation	6.94%	2028	800	–

				$3,816

The table below lists the series of Old Notes included in the February Exchange Offers for the 2055 New Notes:

(dollars in millions)	Interest Rate	Maturity	Principal Amount Outstanding	Principal Amount Accepted For Exchange
Verizon Communications Inc.	6.55%	2043	$10,670	$4,084

Term Loan Agreement

During the first quarter of 2015, we entered into a term loan agreement with a major financial institution, pursuant to which we borrowed $6.5 billion for general corporate purposes, including the acquisition of spectrum licenses. Borrowings under the term loan agreement were to mature in March 2016, with a $4.0 billion mandatory prepayment required in June 2015. The term loan agreement contained certain negative covenants, including a negative pledge covenant, a merger or similar transaction covenant and an accounting changes covenant, affirmative covenants and events of default that are customary for companies maintaining an investment grade credit rating. In addition, the term loan agreement required us to maintain a leverage ratio (as defined in the term loan agreement) not in excess of 3.50:1.00, until our credit ratings were equal to or higher than A3 and A- at Moody’s Investors Service and Standard & Poor’s Ratings Services, respectively.

During March 2015, we prepaid approximately $5.0 billion of the term loan agreement, which satisfied the mandatory prepayment. During the third and fourth quarters of 2015, respectively, we made repayments of approximately $1.0 billion and $0.5 billion. As of December 31, 2015, no amounts remained outstanding under the term loan agreement.

Other

During June 2015, as part of the Merger Agreement with AOL, we assumed approximately $0.6 billion of debt and capital lease obligations. During 2015, approximately $0.4 billion of the assumed debt and capital lease obligations were repaid.

During October 2015, we executed a $0.2 billion, 1.5% loan due 2018. Also, during March 2015, $0.5 billion of floating rate Verizon Communications Notes matured and were repaid. During November 2015, $1.0 billion of 0.7% Verizon Communications Notes matured and were repaid.

During December 2015, we repaid $0.6 billion upon maturity for €0.5 billion aggregate principal amount of Cellco Partnership and Verizon Wireless Capital LLC 8.750% Notes due 2015, and the related cross currency swap was settled.

Asset-Backed Debt

As of December 31, 2016, the carrying value of our asset-backed debt was $5.0 billion. Our asset-backed debt includes notes (the Asset-Backed Notes) issued to third-party investors (Investors) and loans (ABS Financing Facility) received from banks and their conduit facilities (collectively, the Banks). Our consolidated asset-backed securitization bankruptcy remote legal entities (each, an ABS Entity or collectively, the ABS Entities) issue the debt or are otherwise party to the transaction documentation in connection with our asset-backed debt transactions. Under the terms of our asset-backed debt, we transfer device payment plan agreement receivables from Cellco Partnership and certain other affiliates of Verizon (collectively, the Originators) to one of the ABS Entities, which in turn transfer such receivables to another ABS Entity that issues the debt. Verizon entities retain the equity interests in the ABS Entities, which represent the rights to all funds not needed to make required payments on the asset-backed debt and other related payments and expenses.

Our asset-backed debt is secured by the transferred device payment plan agreement receivables and future collections on such receivables. The device payment plan agreement receivables transferred to the ABS Entities and related assets, consisting primarily of restricted cash, will only be available for payment of asset-backed debt and expenses related thereto, payments to the Originators in respect of additional transfers of device payment plan agreement receivables, and other obligations arising from our asset-backed debt transactions, and will not be available to pay other obligations or claims of Verizon’s creditors until the associated asset-backed debt and other obligations are satisfied. The Investors or Banks, as applicable, which hold our asset-backed debt have legal recourse to the assets securing the debt, but do not have any recourse to Verizon with respect to the payment of principal and interest on the debt. Under a parent support agreement, Verizon has agreed to guarantee certain of the payment obligations of Cellco Partnership and the Originators to the ABS Entities.

Cash collections on the device payment plan agreement receivables are required at certain specified times to be placed into segregated accounts. Deposits to the segregated accounts are considered restricted cash and are included in Prepaid expenses and other and Other assets on our consolidated balance sheets.

Proceeds from our asset-backed debt transactions, deposits to the segregated accounts and payments to the Originators in respect of additional transfers of device payment plan agreement receivables, are reflected in Cash flows from financing activities in our consolidated statements of cash flows. Repayments of our asset-backed debt and related interest payments made from the segregated accounts are non-cash activities and therefore are not reflected within Cash flows from financing activities in our consolidated statements of cash flows. The asset-backed debt issued and the assets securing this debt are included on our consolidated balance sheets.

Asset-Backed Notes

In July 2016, we issued $1.2 billion aggregate principal amount of senior and junior asset-backed notes through an ABS Entity, of which $1.1 billion of notes were sold to Investors. The senior asset-backed notes have an expected weighted-average life of about 2.5 years and bear interest at 1.42% per annum. The junior asset-backed notes have an expected weighted-average life of about 3.2 years and bear interest at a weighted-average rate of 1.53%.

In November 2016, we issued $1.4 billion aggregate principal amount of senior and junior asset-backed notes through an ABS Entity. The senior asset-backed notes have an expected weighted-average life of about 2.6 years and bear interest at 1.68% per annum. The junior asset-backed notes have an expected weighted-average life of about 3.3 years and bear interest at a weighted-average rate of 2.26%.

Under the terms of the asset-backed notes, there is a two year revolving period during which we may transfer additional receivables to the ABS Entity.

ABS Financing Facility

During September 2016, we entered into a device payment plan agreement financing facility through an ABS Entity with a number of financial institutions. Under the terms of the ABS Financing Facility, such counterparties made advances under asset-backed loans backed by device payment plan agreement receivables for proceeds of $1.5 billion. We had the option of requesting an additional $1.5 billion of committed funding. During December 2016, we received additional funding of $1.0 billion under this option. These loans have an expected weighted-average life of about 2.4 years and bear interest at floating rates. There is a two year revolving period, which may be extended, during which we may transfer additional receivables to the ABS Entity. Subject to certain conditions, we may also remove receivables from the ABS Entity. We may prepay the outstanding amounts of the loans without penalty, but in certain cases, with breakage costs. As of December 31, 2016, outstanding borrowings under the ABS Financing Facility were $2.5 billion.

Although the ABS Financing Facility is fully drawn as of December 31, 2016, we have the right to prepay all or a portion thereof at any time. If we choose to prepay, the amount prepaid shall be available for further drawdowns until September 2018, except in certain circumstances.

Variable Interest Entities (VIEs)

The ABS Entities meet the definition of a VIE for which we have determined we are the primary beneficiary as we have both the power to direct the activities of the entity that most significantly impact the entity’s performance and the obligation to absorb losses or the right to receive benefits of the entity. Therefore, the assets, liabilities and activities of the ABS Entities are consolidated in our financial results and are included in amounts presented on the face of our consolidated balance sheets.

The assets and liabilities related to our asset-backed debt arrangements included on our consolidated balance sheets were as follows:

	(dollars in millions)
At December 31,	2016	2015
Assets
Account receivable, net	$3,383	$–
Prepaid expenses and other	236	–
Other Assets	2,383	–

Liabilities
Accounts payable and accrued liabilities	4	–
Long-term debt	4,988	–

See Note 7 for more information on device payment plan agreement receivables used to secure asset-backed debt.

Early Debt Redemption and Other Costs

During 2016, we recorded net pre-tax losses on early debt redemption of $1.8 billion primarily in connection with the April Tender Offers and the April Early Debt Redemption.

We recognize early debt redemption costs in Other income and (expense), net on our consolidated statements of income and within our Net cash used in financing activities on our consolidated statements of cash flows.

Additional Financing Activities (Non-Cash Transaction)

During the years ended December 31, 2016 and 2015, we financed, primarily through vendor financing arrangements, the purchase of approximately $0.5 billion and $0.7 billion, respectively, of long-lived assets consisting primarily of network equipment. At December 31, 2016, $1.1 billion relating to vendor financing arrangements, including those entered into in prior years, remained outstanding. These purchases are non-cash financing activities and therefore not reflected within Capital expenditures on our consolidated statements of cash flows.

Guarantees

We guarantee the debentures of our operating telephone company subsidiaries. As of December 31, 2016, $1.2 billion aggregate principal amount of these obligations remained outstanding. Each guarantee will remain in place for the life of the obligation unless terminated pursuant to its terms, including the operating telephone company no longer being a wholly-owned subsidiary of Verizon.

As a result of the closing of the Access Line Sale on April 1, 2016, GTE Southwest Inc., Verizon California Inc. and Verizon Florida LLC are no longer wholly-owned subsidiaries of Verizon, and the guarantees of $0.6 billion aggregate principal amount of debentures and first mortgage bonds of those entities have terminated pursuant to their terms.

We also guarantee the debt obligations of GTE LLC as successor in interest to GTE Corporation that were issued and outstanding prior to July 1, 2003. As of December 31, 2016, $1.1 billion aggregate principal amount of these obligations remain outstanding.

Debt Covenants

We and our consolidated subsidiaries are in compliance with all of our financial and restrictive covenants.

Maturities of Long-Term Debt

Maturities of long-term debt outstanding, excluding unamortized debt issuance costs, at December 31, 2016 are as follows:

Years	(dollars in millions)
2017	$2,477
2018	7,229
2019	5,548
2020	9,040
2021	12,097
Thereafter	71,988